Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 31, 2017	Mar. 31, 2015	May 31, 2018	May 31, 2017	Oct. 01, 2017	Dec. 01, 2016
Business Acquisition [Line Items]
Goodwill			$ 31,729	$ 14,083
Ainuo Shida [Member]
Business Acquisition [Line Items]
Business acquisition, date			Mar. 31, 2015
Cash consideration		$ 1,129
Business acquisition, equity interest		18.00%	51.00%			33.00%
Business acquisition, total consideration				$ 3,842
Gain recognized on investment			$ 723
Goodwill						$ 5,516
Deferred revenue						4,544
Non-controlling interests						$ 3,899
Hangzhou Shengshen [Member]
Business Acquisition [Line Items]
Business acquisition, date			Oct. 31, 2017
Business acquisition, equity interest	100.00%
Business acquisition, total consideration	$ 11,012		$ 5,309
Goodwill					$ 9,809
Deferred revenue					$ 5,566
Other Acquisitions [Member]
Business Acquisition [Line Items]
Cash consideration			5,902
Business acquisition, total consideration			6,992
Cash and cash equivalents			8,639
Intangible assets			2,294
Goodwill			6,383
Deferred revenue			15,215
Non-controlling interests			$ 1,683